OPERATING COSTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Costs [Abstract]
Cost of equipment sales and direct sales channel subsidies	CAD 2,039	CAD 1,954
Merchandise for resale	237	209
Other external purchases	4,429	4,435
Employee salaries and benefits and stock-based compensation	2,120	2,073
Total operating costs	CAD 8,825	CAD 8,671